UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA Ohio Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series
Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


CMA Ohio
Municipal Money Fund


Annual Report
March 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



CMA Ohio Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



CMA Ohio Municipal Money Fund



Important Tax Information (unaudited)


All of the net investment income distributions paid by CMA Ohio
Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004



A Letter From the President


Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets - both taxable and tax-exempt - continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and
+35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004



A Discussion With Your Fund's Portfolio Manager


We sought to maintain the Fund's stake in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA Ohio Municipal
Money Fund paid shareholders a net annualized yield of .43%.* As of March 31, 2004, the Fund's seven-day yield was .39%.

Throughout the period, an accommodative Federal Reserve Board continued to maintain interest rates near historically low levels. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets. Under these conditions, the Fund performed well on a relative basis.


Describe conditions in the State of Ohio during the period.

Despite a steadily improving national economy, Ohio's recovery continued to lag over the past 12 months. The state's manufacturing sector, facing pervasive economic weakness, continued to shed jobs. Although a real turnaround remains somewhat elusive, we have seen signs of stabilization in certain sectors. For example, the weak dollar has led to increased export activity that could help manufacturers emerge from their slowdown and make some positive progress.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


What changes were made to the portfolio during the period?

As the short-term municipal yield curve remained stable, and the Federal Reserve Board seemed content to maintain short-term interest rates at historically low levels, we found little need to vary our investment strategy during the past 12 months. Throughout the period, we sought to maintain an overweight position, relative to our peers, in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.


How would you characterize the portfolio's position at the close of the period?

At period end, we were preparing the Fund for the anticipated redemptions associated with tax season by maintaining a higher percentage of assets in variable paper, which offers us greater liquidity. In addition, we will use this period of seasonal weakness to replace maturing municipal notes while keeping the Fund's holdings in line with those of our peer group average.

We continue to monitor the changing economic climate, as well as the Federal Reserve Board's reactions to gauge the potential for policy shifts. We stand ready to adjust our investment strategy in accordance with any significant developments. Finally, we will continue to maintain the credit quality of the Fund's holdings in our ongoing effort to offer our shareholders an attractive tax-exempt yield.


Kevin A. Schiatta
Vice President and Portfolio Manager


April 14, 2004



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments                                                                                      (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Ohio--100.3%

               $10,820    ABN AMRO Munitops Certificates Trust, Ohio, GO, VRDN, Series 2003-34, 1.07% due
                          12/01/2011 (c)(d)                                                                       $  10,820

                 5,000    ABN AMRO Munitops Certificates Trust, Ohio, Revenue Bonds, VRDN, Series 2004-4,
                          1.10% due 6/01/2012 (a)(c)                                                                  5,000

                 7,595    ABN AMRO Munitops Certificates Trust, South-Western City School District, Ohio,
                          Revenue Bonds, VRDN, Series 2001-7, 1.07% due 12/01/2007 (a)(c)                             7,595

                 4,930    ABN AMRO Munitops Certificates Trust, Westerville, Ohio, City School District,
                          VRDN, Series 2001-3, 1.07% due 6/01/2009 (c)(e)                                             4,930

                 4,190    Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-259, 1.08% due
                          12/01/2027 (b)(c)                                                                           4,190

                 1,720    Allen County, Ohio, GO, BAN, 1.44% due 9/08/2004                                            1,721

                 2,805    Anthony Wayne, Ohio, Local School District, GO, BAN, 2% due 1/18/2005                       2,822

                 1,600    Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                          Center Project), VRDN, 1.05% due 12/01/2007 (c)                                             1,600

                   140    Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT, 1.24% due
                          6/01/2005 (c)                                                                                 140

                          Barberton, Ohio, GO, Improvement Notes:
                 1,895        1.75% due 12/02/2004                                                                    1,902
                 2,070        2% due 4/14/2004                                                                        2,070

                 9,670    Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 1.06% due
                          9/01/2020 (c)                                                                               9,670

                          Cincinnati, Ohio, City School District, GO:
                 9,400        BAN, 1.75% due 9/10/2004                                                                9,422
                 3,875        PUTTERS, VRDN, Series 315, 1.03% due 6/01/2010 (c)(d)                                   3,875
                 3,560        ROCS, VRDN, Series II-R-260, 1.08% due 12/01/2026 (c)(d)                                3,560

                          Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN (c):
                 4,800        (Memorial Hospital Project), Series A-1, 1.12% due 8/01/2022                            4,800
                 3,805        (Saint Luke's Hospital Project), 1.12% due 12/01/2006                                   3,805
                 4,600        Series D-1, 1.12% due 12/01/2015                                                        4,600

                 6,596    Clipper Tax-Exempt Trust, Ohio, COP, VRDN, AMT, Series 2000-04, 1.27% due 6/01/2005 (c)     6,596

                 2,500    Coshocton County, Ohio, GO, BAN, 2% due 12/08/2004                                          2,514

                 1,000    Coshocton, Ohio, GO, BAN, 1.75% due 2/25/2005                                               1,005

                 4,695    Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                          VRDN, 1.10% due 6/01/2022 (c)                                                               4,695

                 3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 1.06% due
                          7/01/2031 (c)                                                                               3,000

                 3,495    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                          Facilities), VRDN, 1.09% due 7/01/2012 (c)                                                  3,495

                 5,000    Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity
                          Health System), VRDN, 1.06% due 11/01/2030 (c)                                              5,000

                          Cuyahoga County, Ohio, IDR, Refunding, VRDN (c):
                   925        (Curtiss Wright Project), 1.14% due 12/01/2008                                            925
                 2,200        (Parma Care Center Inc. Project), AMT, 1.10% due 12/01/2011                             2,200



Portfolio Abbreviations for CMA Ohio Municipal Money Fund


AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PUTTERS  Puttable Tax-Exempt Receipts
ROCS     Reset Option Certificates
VRDN     Variable Rate Demand Notes



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Ohio (continued)

                          Cuyahoga County, Ohio, IDR, VRDN (c):
               $   390        (Athens Pastries Inc. Project), AMT, 1.20% due 6/03/2009                            $     390
                   225        (Erieview Metal Treating Project), 1.20% due 5/05/2010                                    225
                 3,700        (King Nut Project), AMT, 1.20% due 5/01/2021                                            3,700

                 1,285    Dayton, Ohio, GO (Airport Improvements), BAN, 2% due 8/25/2004                              1,290

                 3,600    Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                          Series A, 1.06% due 12/01/2022 (c)                                                          3,600

                 3,370    Dover, Ohio, Improvement Notes, GO, 1.75% due 4/07/2005                                     3,392

                 5,100    Dover, Ohio, Municipal Electric System Improvement Notes, GO, 1.75% due 1/13/2005           5,120

                 3,470    Dover, Ohio, Various Purpose Improvement Notes, GO, 2% due 4/08/2004                        3,470

                 4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98, Class 3501,
                          1.08% due 1/01/2021 (c)                                                                     4,000

                          Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                          Series 95 (c):
                15,000        Class 3501, 1.08% due 7/01/2015                                                        15,000
                 5,800        Class 3502, 1.08% due 7/01/2015                                                         5,800

                 2,125    Eastlake, Ohio, GO, BAN, 2% due 6/10/2004                                                   2,129

                 2,500    Elyria, Ohio, GO, BAN, 2% due 10/21/2004                                                    2,513

                 2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 1.05% due
                          5/01/2007 (c)                                                                               2,500

                 1,300    Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT, 1.21% due
                          4/01/2007 (c)                                                                               1,300

                   445    Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 1.20% due 9/01/2016 (c)        445

                          Hamilton County, Ohio, EDR, VRDN (c):
                   346        (Cincinnati Performing Arts), 1.06% due 6/15/2005                                         346
                 4,800        (The Contemporary Arts Center), 1.05% due 11/01/2021                                    4,800

                 4,250    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity
                          Senior Care), VRDN, 1.07% due 8/01/2027 (c)                                                 4,250

                 1,260    Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 1.04% due 12/01/2026 (c)         1,260

                 1,220    Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT, 1.20% due
                          6/01/2014 (c)                                                                               1,220

                 6,010    Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN, AMT,
                          Series A, 1.11% due 1/01/2031 (c)                                                           6,010

                 1,500    Harrison Township, Ohio, GO (Fire Station), BAN, 1.40% due 10/21/2004                       1,502

                 2,285    Henry County, Ohio, GO, BAN, 1.75% due 3/24/2005                                            2,299

                   820    Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 1.20% due 12/01/2014 (c)             820

                 3,035    Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 1.09% due
                          12/01/2016 (c)                                                                              3,035

                 3,655    Kent, Ohio, GO, BAN, 1.45% due 11/24/2004                                                   3,661

                 3,625    Keystone, Ohio, Local School District (Lorain County), GO, BAN, 1.75% due 8/04/2004         3,633

                 1,595    Lake County, Ohio, Improvement Notes, GO, 1.50% due 9/29/2004                               1,598

                 3,525    Lancaster, Ohio, GO, BAN, 1.46% due 9/10/2004                                               3,530

                 2,000    Lebanon, Ohio, Various Purpose, GO, BAN, 2% due 9/22/2004                                   2,008

                 7,250    Licking Heights, Ohio, Local School District, GO, BAN, 1.75% due 8/04/2004                  7,266

                 2,130    Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 1.20% due 11/01/2021 (c)    2,130

                 1,660    Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 1.11% due
                          5/01/2010 (c)                                                                               1,660


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Ohio (continued)

                          Lucas County, Ohio, Hospital Revenue Bonds, VRDN (c):
               $   100        (Sunshine Children's Home Project), 1.14% due 12/01/2007                            $     100
                 1,315        (Sunshine Inc.--Northwest Ohio Project), 1.14% due 6/02/2014                            1,315

                 1,340    Lucas County, Ohio, IDR (Reichert Stamping Company Project), VRDN, AMT, 1.33% due
                          7/15/2006 (c)                                                                               1,340

                 2,095    Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 1.20% due
                          12/01/2032 (c)                                                                              2,095

                 2,535    Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
                          1.09% due 2/01/2017 (c)                                                                     2,535

                 1,580    Marion, Ohio, GO, BAN, 1.45% due 10/21/2004                                                 1,582

                 6,900    Mason, Ohio, EDR (Cedar Village Project), VRDN, 1.04% due 12/01/2017 (c)                    6,900

                 1,390    Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 1.20% due 11/01/2018 (c)        1,390

                 3,000    Mayfield Heights, Ohio, GO, BAN, 2% due 1/27/2005                                           3,019

                 1,200    Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 1.20% due
                          9/01/2012 (c)                                                                               1,200

                          Middletown, Ohio, City School District, GO, BAN:
                 5,000        1.75% due 6/10/2004                                                                     5,006
                 4,650        1.75% due 6/10/2004                                                                     4,656

                 4,456    Middletown, Ohio, GO, Refunding, BAN, 1.75% due 5/20/2004                                   4,459

                 1,300    Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 1.09% due
                          4/01/2011 (c)                                                                               1,300

                          Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
                 2,545        (Kettering Affiliated Project), 1.17% due 5/01/2022                                     2,545
                 1,685        (South Community Inc. Project), 1.14% due 9/01/2014                                     1,685

                 1,690    Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                          1.24% due 12/01/2013 (c)                                                                    1,690

                 6,985    Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                          Apartments), VRDN, AMT, 1.13% due 12/01/2027 (c)                                            6,985

                 2,590    Morrow County, Ohio, Various Purpose Improvement Notes, GO, 1.50% due 7/21/2004             2,593

                15,610    Municipal Securities Trust Certificates Revenue Refunding Bonds (Ohio State Turnpike
                          Commission), VRDN, Series 2000-104, Class A, 1.13% due 11/14/2017 (b)(c)                   15,610

                 1,050    Northeastern Ohio, Local School District, BAN, 1.55% due 6/23/2004                          1,051

                          Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                          Gas and Electric), VRDN (c):
                 2,100        Series A, 1.20% due 9/01/2030                                                           2,100
                 2,100        Series B, 1.22% due 9/01/2030                                                           2,100

                 9,610    Ohio State, GO, PUTTERS, VRDN, Series 306, 1.05% due 11/01/2018 (c)                         9,610

                 2,935    Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                          Nazareth College Project), VRDN, 1.09% due 9/01/2009 (c)                                    2,935

                 2,175    Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds
                          (Pooled Financing), VRDN, 1.12% due 12/01/2016 (c)                                          2,175

                 2,700    Ohio State, IDR (University Forest Products Project), VRDN, AMT, 1.21% due
                          10/01/2020 (c)                                                                              2,700

                 3,100    Ohio State Solid Waste Revenue Bonds (BP Products of North America), VRDN, AMT, 1.13%
                          due 8/01/2034 (c)                                                                           3,100

                          Ohio State Solid Waste Revenue Refunding Bonds (BP Products of North America),
                          VRDN, AMT (c):
                 3,600        1.13% due 8/01/2034                                                                     3,600
                 1,900        Series B, 1.13% due 8/01/2034                                                           1,900

                 2,800    Ohio State Water Development Authority, Pollution Control Facilities Revenue Bonds
                          (Ohio Edison Company Project), VRDN, AMT, Series B, 1.13% due 9/01/2018 (c)                 2,800


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Ohio (continued)

               $ 3,000    Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds (American
                          Steel & Wire Corporation), VRDN, AMT, 1.08% due 9/01/2025 (c)                           $   3,000

                 6,000    Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds
                          (PEL Technologies Project), VRDN, AMT, 1.10% due 7/01/2027 (c)                              6,000

                          Perrysburg, Ohio, GO, BAN:
                 3,720        1.50% due 6/17/2004                                                                     3,723
                 3,485        1.50% due 8/12/2004                                                                     3,490

                          Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
                 7,830        (Commercial Turf Products Ltd. Project), AMT, 1.10% due 5/01/2022                       7,830
                   920        (John E. Susong Project), Series B, 1.20% due 5/02/2016                                   920

                          Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (c):
                 1,360        (John E. Susong Project), Series A, 1.20% due 5/02/2011                                 1,360
                 1,765        (PM Properties One Ltd.), AMT, 1.24% due 11/01/2012                                     1,765

                 3,100    Reynoldsburg, Ohio, City School District, School Facilities Construction Notes,
                          BAN, 2% due 12/16/2004                                                                      3,120

                   500    Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                          VRDN, 1.17% due 12/01/2010 (c)                                                                500

                 3,740    Rossford, Ohio, GO, BAN, 2% due 6/21/2004                                                   3,748

                 1,460    Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN, AMT,
                          Series A, 1.20% due 9/01/2007 (c)                                                           1,460

                 6,340    Sandusky, Ohio, GO, BAN, Series 2003-2, 2% due 10/28/2004                                   6,374

                   140    Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 1.20% due 11/01/2004 (c)                       140

                 1,135    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 1.21% due
                          2/01/2010 (c)                                                                               1,135

                 2,450    Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                          VRDN, AMT, 1.20% due 12/01/2011 (c)                                                         2,450

                          Summit County, Ohio, IDR, VRDN (c):
                   890        (Ace Precision Industries Inc. Project), 1.21% due 7/01/2014                              890
                   537        (Austin Printing Company Inc. Project), AMT, 1.21% due 8/01/2006                          537
                   200        (Steffen Bookbinders Project), AMT, 1.21% due 11/01/2004                                  200
                   865        (Waldonia Investment Project), AMT, 1.20% due 7/01/2018                                   865

                 1,575    Swanton, Ohio, GO, BAN, 1.90% due 8/26/2004                                                 1,579

                 2,000    Tiffin, Ohio, Sanitary Sewer Improvement Notes, GO, Series 2003-2, 2% due 12/09/2004        2,011

                 1,170    Tipp City, Ohio, Exempted Village School District, School Construction Notes, BAN, 2%
                          due 1/12/2005                                                                               1,177

                 2,520    Trumbull County, Ohio, IDR (ATD Corporation Project), VRDN, AMT, 1.20% due
                          8/01/2010 (c)                                                                               2,520

                   750    Union County, Ohio, Building Renovation Notes, GO, 1.42% due 9/16/2004                        751

                 1,075    Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 1.14% due
                          11/01/2006 (c)                                                                              1,075

                   500    University of Toledo, Ohio, General Receipts Revenue Refunding Bonds, VRDN, 1.09%
                          due 6/01/2032 (b)(c)                                                                          500

                 2,500    Upper Valley Joint Vocational School District, Ohio, GO, BAN, 1.60% due 12/01/2004          2,507

                   775    Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 1.21% due 5/01/2016 (c)       775

                 1,020    Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                          1.20% due 4/01/2011 (c)                                                                     1,020

                 8,100    Warren, Ohio, City School District, GO (School Facilities Improvement), BAN, 2% due
                          7/15/2004                                                                                   8,121

                 3,000    Warrensville Heights, Ohio, GO, Refunding, BAN, 1.25% due 7/15/2004                         3,002

                 2,400    Wauseon, Ohio, GO, BAN, 1.68% due 11/24/2004                                                2,409

                 1,163    Williams County, Ohio, Various Purpose, GO, 1.95% due 5/06/2004                             1,164


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (concluded)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Ohio (concluded)

               $ 1,310    Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 1.24% due 6/01/2009 (c)  $   1,310

                 2,280    Wood County, Ohio, Economic Development Revenue Bonds (Great Lakes Window Project),
                          AMT, 1.15% due 6/01/2004 (c)                                                                2,280

                          Wood County, Ohio, IDR, VRDN, AMT (c):
                   320        (Centaur Tool and Die Inc. Project), 1.21% due 8/01/2010                                  320
                 1,800        (Jerl Machine Project), 1.11% due 9/01/2016                                             1,800

                   685    Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 1.21% due 5/01/2010 (c)     685

                          Youngstown, Ohio, City School District, GO, BAN:
                 5,440        2% due 7/07/2004                                                                        5,453
                 5,000        Series 3, 2% due 5/05/2004                                                              5,005

                   235    Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc. Project),
                          VRDN, AMT, 1.24% due 9/01/2004 (c)                                                            235

                          Total Investments (Cost--$415,136*)--100.3%                                               415,136
                          Liabilities in Excess of Other Assets--(0.3%)                                             (1,091)
                                                                                                                  ---------
                          Net Assets--100.0%                                                                      $ 414,045
                                                                                                                  =========

(a)AMBAC Insured.

(b)FGIC Insured.

(c)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.

(d)FSA Insured.

(e)MBIA Insured.

*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Assets and Liabilities

As of March 31, 2004
Assets

               Investments, at value (identified cost--$415,136,048)                                        $   415,136,048
               Cash                                                                                                 195,622
               Receivables:
                  Interest                                                                $     1,489,247
                  Beneficial interest sold                                                        757,590         2,246,837
                                                                                          ---------------
               Prepaid expenses and other assets                                                                     11,887
                                                                                                            ---------------
               Total assets                                                                                     417,590,394
                                                                                                            ---------------

Liabilities

               Payables:
                  Securities purchased                                                          3,391,601
                  Distributor                                                                      85,031
                  Investment adviser                                                               28,708
                  Other affiliates                                                                 11,160         3,516,500
                                                                                          ---------------
               Accrued expenses and other liabilities                                                                29,230
                                                                                                            ---------------
               Total liabilities                                                                                  3,545,730
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   414,044,664
                                                                                                            ===============

Net Assets Consist of

               Shares of beneficial interest, $.10 par value, unlimited number of shares
               authorized                                                                                   $    41,404,466
               Paid-in capital in excess of par                                                                 372,640,198
                                                                                                            ---------------
               Net Assets--Equivalent to $1.00 per share based on 414,044,664 shares of
               beneficial interest outstanding                                                              $   414,044,664
                                                                                                            ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Operations

For the Year Ended March 31, 2004
Investment Income

               Interest and amortization of premium and discount earned                                     $     5,017,108

Expenses

               Investment advisory fees                                                   $     2,227,706
               Distribution fees                                                                  555,247
               Accounting services                                                                 98,105
               Transfer agent fees                                                                 57,142
               Professional fees                                                                   55,150
               Registration fees                                                                   21,737
               Printing and shareholder reports                                                    21,707
               Custodian fees                                                                      18,260
               Pricing fees                                                                        17,544
               Trustees' fees and expenses                                                          4,490
               Other                                                                               15,923
                                                                                          ---------------
               Total expenses                                                                                     3,093,011
                                                                                                            ---------------
               Investment income--net                                                                             1,924,097
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     1,924,097
                                                                                                            ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Statements of Changes in Net Assets
                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2004               2003
Operations

               Investment income--net                                                     $     1,924,097   $     4,156,316
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             1,924,097         4,156,316
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

               Investment income--net                                                         (1,924,097)       (4,156,316)
               Realized gain on investments--net                                                       --           (2,228)
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends and distributions to
               shareholders                                                                   (1,924,097)       (4,158,544)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net proceeds from sale of shares                                             1,321,941,807     1,437,175,679
               Value of shares issued to shareholders in reinvestment of dividends and
               distributions                                                                    1,924,234         4,158,280
                                                                                          ---------------   ---------------
                                                                                            1,323,866,041     1,441,333,959
               Cost of shares redeemed                                                    (1,384,088,755)   (1,421,260,736)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets derived from beneficial interest
               transactions                                                                  (60,222,714)        20,073,223
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease) in net assets                                       (60,222,714)        20,070,995
               Beginning of year                                                              474,267,378       454,196,383
                                                                                          ---------------   ---------------
               End of year                                                                $   414,044,664   $   474,267,378
                                                                                          ===============   ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2004         2003         2002         2001          2000
Per Share Operating Performance

               Net asset value, beginning of year            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                              --++          .01          .02          .03          .03
               Realized gain on investments--net                     --           --         --++           --         --++
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                    --++          .01          .02          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends and distributions:
                  Investment income--net                         --++++        (.01)        (.02)        (.03)        (.03)
                  Realized gain on investments--net                  --       --++++           --           --           --
                                                             ----------   ----------   ----------   ----------   ----------
               Total dividends and distributions                 --++++        (.01)        (.02)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of year                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total investment return                             .43%         .90%        1.81%        3.49%        2.89%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses                                            .69%         .69%         .70%         .70%         .69%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income--net                              .43%         .90%        1.83%        3.43%        2.85%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of year (in thousands)        $  414,045   $  474,267   $  454,196   $  461,941   $  432,473
                                                             ==========   ==========   ==========   ==========   ==========

++Amount is less than $.01 per share.

++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $8,959 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements (concluded)


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:


                                       3/31/2004          3/31/2003
Distributions paid from:
   Tax-exempt income                $  1,924,097       $  4,156,316
   Ordinary income                            --              2,228
                                    ------------       ------------
Total distributions                 $  1,924,097       $  4,158,544
                                    ============       ============


As of March 31, 2004, there were no significant differences between the book and tax components of net assets.



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004



Independent Auditors' Report


To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
(the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey

May 14, 2004



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*       President    1999 to    President of the Merrill Lynch Investment     124 Funds      None
P.O. Box 9011         and          present    Managers, L.P. ("MLIM")/Fund Asset            160 Portfolios
Princeton,            Trustee      and        Management, L.P. ("FAM")--Advised Funds
NJ 08543-9011                      1988 to    since 1999; Chairman (Americas Region)
Age: 63                            present    of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and Director
                                              of Princeton Services, Inc. ("Princeton
                                              Services") from 1993 to 2002; President of
                                              Princeton Administrators, L.P. from 1989 to
                                              2002; Director of Financial Data Services, Inc.
                                              since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(continued)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees*

Ronald W. Forbes      Trustee      1988 to    Professor Emeritus of Finance, School of      51 Funds       None
P.O. Box 9095                      present    Business, State University of New York at     50 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant
Age: 63                                       at the Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee      1994 to    Professor, Harvard Business School since      51 Funds       Newell
P.O. Box 9095                      present    1989.                                         50 Portfolios  Rubbermaid, Inc.
Princeton,
NJ 08543-9095
Age: 51


Kevin A. Ryan         Trustee      1992 to    Director Emeritus of The Boston University    51 Funds       None
P.O. Box 9095                      present    Center for the Advancement of Ethics and      50 Portfolios
Princeton,                                    Character from 1989 to 1999; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 71                                       to 1999 and Professor Emeritus thereof
                                              since 1999.


Roscoe S. Suddarth    Trustee      2000 to    President of Middle East Institute from       51 Funds       None
P.O. Box 9095                      present    1995 to 2001; Foreign Service Officer of      50 Portfolios
Princeton,                                    United States Foreign Service from 1961 to
NJ 08543-9095                                 1995 and Career Minister thereof from 1989
Age: 68                                       to 1995; Deputy Inspector General of U.S.
                                              Department of State from 1991 to 1994; U.S.
                                              Ambassador to the Hashemite Kingdom of
                                              Jordan from 1987 to 1990.


Richard R. West       Trustee      1988 to    Professor of Finance, New York University,    51 Funds       Bowne & Co.,
P.O. Box 9095                      present    Leonard N. Stern School of Business           50 Portfolios  Inc.; Vornado
Princeton,                                    Administration from 1982 to 1994 and                         Operating
NJ 08543-9095                                 Dean Emeritus thereof since 1994.                            Company;
Age: 66                                                                                                    Vornado Realty
                                                                                                           Trust and
                                                                                                           Alexander's, Inc.


Edward D. Zinbarg     Trustee      2000 to    Self-employed financial consultant since      51 Funds       None
P.O. Box 9095                      present    1994; Executive Vice President of The         50 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; Former Director of
Age: 69                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(concluded)

                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund         Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke       Vice         1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President    present    1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,            and          and        Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011         Treasurer    1999 to
Age: 43                            present


Kenneth A. Jacob      Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1997 to 2000.
Princeton,            President
NJ 08543-9011
Age: 53


John M. Loffredo      Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1998 to 2000.
Princeton,            President
NJ 08543-9011
Age: 40


Kevin A. Schiatta     Vice         1990 to    Director (Tax-Exempt Fund Management) of MLIM since 2000; Vice President of
P.O. Box 9011         President    present    MLIM from 1994 to 2000.
Princeton,
NJ 08543-9011
Age: 49


Phillip S. Gillespie  Secretary    2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                      present    to 2001; Vice President from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

**For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4363.


Charles C. Reilly, Trustee of CMA Ohio Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.



CMA OHIO MUNICIPAL MONEY FUND, MARCH 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3)
Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $31,200
                         Fiscal Year Ending March 31, 2003 - $34,164

(b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                         Fiscal Year Ending March 31, 2003 - $4,800

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending March 31, 2004 - $16,708,160
    Fiscal Year Ending March 31, 2003 - $17,378,427

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series
Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004